As filed with the Securities and Exchange Commission December 15, 2014

File Nos. 002-67052 and 811-03023

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 468

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 469

____________________________________________________________________________________________

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Stacy Fuller, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Copies to:

Zachary R. Tackett

Atlantic Fund Administration, LLC

Three Canal Plaza

Portland, ME 04101

____________________________________________________________________________________________

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]	on January 14, 2015, pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on __________, pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on , pursuant to Rule 485, paragraph (a)(2)
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORUM FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the Exceed Structured Shield Index Strategy Fund, Exceed Structured Hedged Index Strategy Fund and Exceed Structured Enhanced Index Strategy Fund are incorporated herein by reference to Post-Effective Amendment No. 460 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 19, 2014, accession number 0001435109-14-000679 (“PEA No. 460”).

Part B:  The Statement of Additional Information for Exceed Structured Shield Index Strategy Fund, Exceed Structured Hedged Index Strategy Fund and Exceed Structured Enhanced Index Strategy Fund is incorporated herein by reference to PEA No. 460.

Part C:  Incorporated herein by reference to PEA No. 460.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 468 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 14, 2015, the effectiveness of the registration statement for the Exceed Structured Shield Index Strategy Fund, Exceed Structured Hedged Index Strategy Fund and Exceed Structured Enhanced Index Strategy Fund, filed in Post-Effective Amendment No. 460 on September 19, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that is has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on December 15, 2014.

Forum Funds

/s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on December 15, 2014.

(a)	Principal Executive Officer

/s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*
David Tucker, Trustee*

By:	/s/ Zachary R. Tackett
Zachary R. Tackett
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.